Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Preferred Stock
Preferred stock is as follows:

	Preferred Stock Liquidation Value	Preferred Stock Issuance Costs	Net Total
Balance at January 1, 2017	$60,676	$(660)	$60,016
Accrued dividend	3,723	—	3,723
Amortization of preferred stock issuance costs	—	184	184

Balance at December 31, 2017	64,399	(476)	63,923
Accrued dividend	2,120	—	2,120
Amortization of preferred stock issuance costs	—	183	183

Balance at December 31, 2018	66,519	(293)	66,226
Accrued dividend	—	—	—
Amortization of preferred stock issuance costs	—	184	184

Balance at December 31, 2019	$66,519	$(109)	$66,410